Basis of Presentation and Summary of Significant Accounting Policies, Revenue Recognition and Accounts Receivable (Details) $ in Millions		12 Months Ended
	Nov. 04, 2024 segment shares	Sep. 28, 2024 USD ($) segment	Sep. 30, 2023 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Number of reporting segments | segment		3
Accrual for customer rebates | $		$ 99	$ 94
Allowance for credit losses | $		$ 17	$ 17
Subsequent Event
Basis of Presentation and Summary of Significant Accounting Policies
Number of shares of Magnera's common stock each Berry stockholder received (in shares) | shares	0.276305
Number of Berry shares held to receive | shares	1
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.076923
Number of reporting segments | segment	4